Key Management Remuneration (Tables)	12 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2025 £’000	2024 £’000	2023 £’000

Remuneration paid	£978	£1,232	£1,338
Company contributions to pension scheme	58	58	72
Share-based compensation expense	1,691	2,368	3,755
Total	£2,727	£3,658	£5,165

Emoluments of highest paid director:
Remuneration paid	£512	£513	£612
Company contributions to pension scheme	32	32	48
Share-based compensation expense	468	1,149	2,135
Total	£1,012	£1,694	£2,795